Capital Stock - Schedule of Stock Option, SARs, Restricted Stock and Restricted Share Unit Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted (in shares)	0.1
Class A Voting Share | Stock Options and SARs | LIONSGATE STUDIOS CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	2,400,000
Granted (in shares)	0
Options exercised (in shares)	0
Forfeited or expired (in shares)	(100,000)
Outstanding, end of period (in shares)	2,300,000	2,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, Beginning of Period, Weighted Average Exercise Price (in usd per share)	$ 22.96
Granted, Weighted Average Exercise Price (in USD per share)	0
Options exercised, weighted average exercise price (in usd per share)	0
Forfeited or expired, weighted average exercise price (in USD per share)	20.26
Outstanding, End of Period, Weighted Average Exercise Price (in usd per share)	$ 23.1	$ 22.96
Class A Voting Share | Stock Options and SARs | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	2,400,000	4,300,000
Granted (in shares)	0	0
Options exercised (in shares)	0	0
Forfeited or expired (in shares)	(100,000)	(1,900,000)
Outstanding, end of period (in shares)	2,300,000	2,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, Beginning of Period, Weighted Average Exercise Price (in usd per share)	$ 22.96	$ 26.35
Granted, Weighted Average Exercise Price (in USD per share)	0	0
Options exercised, weighted average exercise price (in usd per share)	0	7.7
Forfeited or expired, weighted average exercise price (in USD per share)	20.26	30.81
Outstanding, End of Period, Weighted Average Exercise Price (in usd per share)	$ 23.09	$ 22.96
Class A Voting Share | Restricted Share Units (RSUs) and Restricted Stock | LIONSGATE STUDIOS CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)	100,000
Granted (in shares)	100,000
Vested (in shares)	(100,000)
Forfeited or expired (in shares)	0
Outstanding, ending balance (in shares)	100,000	100,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted- Average Grant- Date Fair Value Beginning	$ 9.27
Granted, weighted average grant date fair value (in usd per share)	8.2
Restricted stock or RSUs vested, weighted average grant-date fair value (in usd per share)	9.2
Forfeited or expired, weighted average grant-date fair value (in usd per share)	0
Weighted- Average Grant- Date Fair Value Ending	$ 8.39	$ 9.27
Class A Voting Share | Restricted Share Units (RSUs) and Restricted Stock | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)	100,000	0
Granted (in shares)	100,000	100,000
Vested (in shares)	(100,000)	0
Forfeited or expired (in shares)	0	0
Outstanding, ending balance (in shares)	100,000	100,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted- Average Grant- Date Fair Value Beginning	$ 9.27	$ 10.95
Granted, weighted average grant date fair value (in usd per share)	8.24	8.87
Restricted stock or RSUs vested, weighted average grant-date fair value (in usd per share)	9.2	10.89
Forfeited or expired, weighted average grant-date fair value (in usd per share)	0	0
Weighted- Average Grant- Date Fair Value Ending	$ 8.39	$ 9.27
Class A Voting Share | Restricted Share Units (RSUs) and Restricted Stock | Maximum | LIONSGATE STUDIOS CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)	100,000
Outstanding, ending balance (in shares)		100,000
Class B Non-Voting Shares | Stock Options and SARs | LIONSGATE STUDIOS CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	17,100,000
Granted (in shares)	0
Options exercised (in shares)	(100,000)
Forfeited or expired (in shares)	(2,200,000)
Outstanding, end of period (in shares)	14,800,000	17,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, Beginning of Period, Weighted Average Exercise Price (in usd per share)	$ 13.92
Granted, Weighted Average Exercise Price (in USD per share)	7.12
Options exercised, weighted average exercise price (in usd per share)	5.5
Forfeited or expired, weighted average exercise price (in USD per share)	14.64
Outstanding, End of Period, Weighted Average Exercise Price (in usd per share)	$ 13.86	$ 13.92
Class B Non-Voting Shares | Stock Options and SARs | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	18,300,000	20,500,000
Granted (in shares)		0.3
Options exercised (in shares)	(100,000)	(100,000)
Forfeited or expired (in shares)	(2,200,000)	(2,400,000)
Outstanding, end of period (in shares)	16,000,000	18,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, Beginning of Period, Weighted Average Exercise Price (in usd per share)	$ 13.73	$ 15.23
Granted, Weighted Average Exercise Price (in USD per share)	7.12	8.88
Options exercised, weighted average exercise price (in usd per share)	5.86	7.11
Forfeited or expired, weighted average exercise price (in USD per share)	14.71	26.32
Outstanding, End of Period, Weighted Average Exercise Price (in usd per share)	$ 13.66	$ 13.73
Class B Non-Voting Shares | Restricted Share Units (RSUs) and Restricted Stock | LIONSGATE STUDIOS CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)	9,800,000
Granted (in shares)	8,100,000
Vested (in shares)	(5,800,000)
Forfeited or expired (in shares)	(600,000)
Outstanding, ending balance (in shares)	11,500,000	9,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted- Average Grant- Date Fair Value Beginning	$ 8.93
Granted, weighted average grant date fair value (in usd per share)	7.98
Restricted stock or RSUs vested, weighted average grant-date fair value (in usd per share)	8.79
Forfeited or expired, weighted average grant-date fair value (in usd per share)	8.52
Weighted- Average Grant- Date Fair Value Ending	$ 8.2	$ 8.93
Class B Non-Voting Shares | Restricted Share Units (RSUs) and Restricted Stock | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)	13,300,000	14,000,000
Granted (in shares)	10,300,000	9,500,000
Vested (in shares)	(8,000,000)	(9,400,000)
Forfeited or expired (in shares)	(700,000)	(800,000)
Outstanding, ending balance (in shares)	14,900,000	13,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted- Average Grant- Date Fair Value Beginning	$ 8.71	$ 9.48
Granted, weighted average grant date fair value (in usd per share)	7.98	8.2
Restricted stock or RSUs vested, weighted average grant-date fair value (in usd per share)	8.76	9.34
Forfeited or expired, weighted average grant-date fair value (in usd per share)	8.47	8.55
Weighted- Average Grant- Date Fair Value Ending	$ 8.19	$ 8.71